PENSION AND OTHER POSTRETIREMENT BENEFITS - Balance Sheet Impact (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Change in plan assets
Postretirement benefit obligations other than pensions	$ (111)	$ (112)
Pension ongoing income—non-service | U.S. Plans
Change in benefit obligation
Benefit obligation at beginning of year	11,772	12,792
Service cost	27	28	$ 29
Interest cost	576	599	645
Plan amendments	0	0
Actuarial (gains) losses	624	(579)
Benefits paid	(1,114)	(1,069)
Settlements and curtailments	0	0
Foreign currency translation	0	0
Other	0	1
Transfers to Solstice	(110)	0
Benefit obligation at end of year	11,775	11,772	12,792
Less: Discontinued operations	0	106
Benefit obligation - continuing operations	11,775	11,666
Change in plan assets
Fair value of plan assets at beginning of year	16,565	16,594
Actual return on plan assets	842	1,008
Company contributions	30	31
Benefits paid	(1,114)	(1,069)
Settlements and curtailments	0	0
Foreign currency translation	0	0
Other	0	1
Transfers to Solstice	(150)	0
Fair value of plan assets at end of year	16,173	16,565	16,594
Less: Discontinued operations	0	149
Fair value of plan assets at end of year - continuing operations	16,173	16,416
Funded status of plans - continuing operations	4,398	4,750
Prepaid pension benefit cost	4,621	4,983
Accrued pension liabilities - current	(27)	(28)
Accrued pension liabilities - noncurrent	(196)	(205)
Net amount recognized - continuing operations	4,398	4,750
Net amount recognized - discontinued operations	0	43
Pension ongoing income—non-service | Non-U.S. Plans
Change in benefit obligation
Benefit obligation at beginning of year	4,161	4,718
Service cost	4	12	11
Interest cost	179	191	200
Plan amendments	0	14
Actuarial (gains) losses	45	(393)
Benefits paid	(254)	(262)
Settlements and curtailments	(786)	(14)
Foreign currency translation	341	(106)
Other	0	1
Transfers to Solstice	(67)	0
Benefit obligation at end of year	3,623	4,161	4,718
Less: Discontinued operations	0	55
Benefit obligation - continuing operations	3,623	4,106
Change in plan assets
Fair value of plan assets at beginning of year	5,105	5,549
Actual return on plan assets	104	(111)
Company contributions	21	29
Benefits paid	(254)	(262)
Settlements and curtailments	(786)	0
Foreign currency translation	380	(101)
Other	(1)	1
Transfers to Solstice	0	0
Fair value of plan assets at end of year	4,569	5,105	5,549
Less: Discontinued operations	0	1
Fair value of plan assets at end of year - continuing operations	4,569	5,104
Funded status of plans - continuing operations	946	998
Prepaid pension benefit cost	1,321	1,430
Accrued pension liabilities - current	(12)	(15)
Accrued pension liabilities - noncurrent	(363)	(417)
Net amount recognized - continuing operations	946	998
Net amount recognized - discontinued operations	0	(54)
Other Postretirement Benefits
Change in benefit obligation
Benefit obligation at beginning of year	98	116
Interest cost	5	5	6
Actuarial (gains) losses	9	(7)
Benefits paid	(16)	(16)
Benefit obligation at end of year	96	98	116
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Company contributions	0	0
Benefits paid	0	0
Fair value of plan assets at end of year	0	0	$ 0
Funded status of plans - continuing operations	(96)	(98)
Accrued pension liabilities - current	(11)	(11)
Postretirement benefit obligations other than pensions	(85)	(87)
Net amount recognized - continuing operations	(96)	(98)
Foreign plans excluded from postretirement benefits other than pensions	$ 24	$ 25